Intangible assets and goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill.
Intangible assets and goodwill

11.    Intangible assets and goodwill

The rollforward of intangible assets is as follows:

Cost	Weighted average rate (p.a.)	December 31, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2024
Customer relationship		62,546	-	-	-	(6,780)	55,766
Software		6,972	53	(201)	7,181	(2,161)	11,844
Software in progress		2,845	7,570	(262)	(7,181)	(796)	2,176
Non-compete agreement		2,805	-	-	-	(680)	2,125
Other		7,017		(4)	-	(1,535)	5,478
Goodwill		287,696	2,889	-	-	(29,819)	260,766
		369,881	10,512	(467)	-	(41,771)	338,155
Amortization
Customer relationship	13.20%	(13,161)	(6,941)	-	-	2,434	(17,668)
Software	24.00%	(4,655)	(1,685)	6	-	1,177	(5,157)
Non-compete agreement	20.00%	(1,187)	(565)	-	-	402	(1,350)
Other	5.00%	(5,957)	111	-	-	1,150	(4,696)
		(24,960)	(9,080)	6	-	5,163	(28,871)
Total		344,921	1,432	(461)	-	(36,608)	309,284

Cost	Weighted average rate (p.a.)	January 1, 2023	Additions	Disposals	Transfers	Translation to presentation currency	December 31, 2023
Customer relationship		60,037	-	-	-	2,509	62,546
Software		6,472	111	(1,174)	1,102	461	6,972
Software in progress		198	3,662	-	(1,102)	87	2,845
Non-compete agreement		2,580	-	-	-	225	2,805
Other		6,478	-	-	-	539	7,017
Goodwill		275,599	-	-	-	12,097	287,696
		351,364	3,773	(1,174)	-	15,918	369,881
Amortization
Customer relationship	15.84%	(4,660)	(7,917)	-	-	(584)	(13,161)
Software	12.00%	(4,613)	(756)	1,082	-	(368)	(4,655)
Non-compete agreement	20.00%	(498)	(608)	-	-	(81)	(1,187)
Other	5.00%	(5,047)	(454)	-	-	(456)	(5,957)
		(14,818)	(9,735)	1,082	-	(1,489)	(24,960)
Total		336,546	(5,962)	(92)	-	14,429	344,921

11.1 Impairment test – Goodwill

The lowest level at which goodwill is monitored for internal management purposes is based on its single operating segment (see note 28). Consequently, the Group has only one cash generating unit, therefore, goodwill is tested for impairment based on such assumption.

The discounted cash flow methodology was used to determine the value in use of the CGU, calculated based on the capitalization of free cash flows discounted at a weighted-average cost of capital (“WACC”) that corresponds to the discount rate, considering the weighted average cost of the different financing forms present in the Group’s capital structure.

The values attributed to the main assumptions, as detailed below, represent the assessment of future management trends in relevant sectors and were based on historical data from internal and external sources.

	December 31, 2024	December 31, 2023
Revenue growth	21.84% to 24.43%	2.00% to 10.00%
Discount rate - before tax	21.53%	17.64%
Discount rate - after tax	16.74%	13.65%
Budgeted adjusted EBITDA margin (average for the next five years)	20.67%	18.95%
Projected period	5 years	5 years
Terminal growth rate:	3.50%	3.50%

The discount rate was estimated after tax based on the historical weighted average cost of capital rate at which the CGU operates.

The cash flow projections were prepared for five years and a growth rate in perpetuity after this period was considered. The rate of growth in perpetuity was determined as the lower value between the inflation of the countries where the Group operates and the estimated annual compound rate of long-term growth of Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”, where interest refers to net finance costs), which Management believes to be consistent with the market.

Management believes that any changes to the key assumptions above would not result in the carrying value of goodwill to be unrecoverable.